Discontinued Operations - Summary of the Net Loss and Comprehensive Loss from Discontinued Operations Parenthetical (Detail) $ in Millions	12 Months Ended
Jan. 31, 2026 CAD ($)
The Net Loss And Comprehensive Loss From Discontinued Operations [Abstract]
Profit (loss) from discontinued operations attributable to non-controlling interests	$ 0
Comprehensive income from discontinued operations, attributable to non-controlling interests	$ 0